Related Party Transactions (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended
	Jun. 07, 2024	Mar. 22, 2021	Jan. 31, 2023	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Related Party Transaction [Line Items]
Management fees				$ 80,311	$ 89,180	$ 284,951	$ 350,637
Director fees							30,000
Share based compensation						24,555	25,316
John Power Note [Member]
Related Party Transaction [Line Items]
Notes issued	$ 100,000
Interest rate	6.00%
Maturity date	Jan. 02, 2026
John Gibbs Note [Member] | April 2023 Private Placement [Member]
Related Party Transaction [Line Items]
Notes issued			$ 25,000
Private Placement From John Gibbs [Member]
Related Party Transaction [Line Items]
Advanced deposits								$ 25,000
Private Placement From John Power [Member]
Related Party Transaction [Line Items]
Advanced deposits								$ 21,000
Three Directors [Member]
Related Party Transaction [Line Items]
Share based compensation						0	14,262
Options granted		1,500,000
Share based compensation per share		$ 0.09
Options granted, value		$ 142,652
Chief Financial Officer [Member]
Related Party Transaction [Line Items]
Consulting services						24,997	21,823
Share based compensation issued for services	600,000
Two Independent Directors And Cfo [Member]
Related Party Transaction [Line Items]
Share based compensation issued for services	600,000
Share based compensation						24,000
Power [Member]
Related Party Transaction [Line Items]
Management fees						22,500	22,500
Other advance				94,655	$ 54,783	94,655	$ 54,783
Gibbs [Member]
Related Party Transaction [Line Items]
Other advance				$ 115,000		$ 115,000